Revenue and segment information (Transaction price allocated to remaining performance obligations (unsatisfied or partially unsatisfied)) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	¥ 2,894,543	¥ 2,623,764
Maximum time of remaining performance obligations to be satisfied relate to provision of heating pipeline services	within 17 years
Within 1 year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	¥ 208,668	268,001
After 1 year but within 2 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	¥ 2,685,875	¥ 2,355,763